Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,220,035	$ 1,079,067	$ 1,151,158
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	946,870	783,290	833,466
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	157,835	167,572	180,179
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 115,330	$ 128,205	$ 137,513